Financial instruments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total nominal	R$ 741,516
Fair value, net	22,712
Current derivative financial assets	157,906	R$ 33,816
Non-current derivative financial assets	71,544	51
Derivative financial assets	229,450	33,867
Non-current derivative financial liabilities	81,917	362,915
Derivative financial liabilities	277,086	619,046
Derivative financial assets and liabilities	47,636	R$ 585,179
Derivatives [member]
IfrsStatementLineItems [Line Items]
Current derivative financial assets	13,274
Non-current derivative financial assets	49,613
Derivative financial assets	62,887
Non-current derivative financial liabilities	40,175
Derivative financial liabilities	40,175
Derivative financial assets and liabilities	22,712
Swaps C R A [Member]
IfrsStatementLineItems [Line Items]
Total nominal	R$ 600,218
Interest rate per year	3.5388%
Maturity date	dec-2028
Fair value, net	R$ 12,603
Swaps C R A 1 [Member]
IfrsStatementLineItems [Line Items]
Total nominal	R$ 141,298
Interest rate per year	3.3742%
Maturity date	dec-2031
Fair value, net	R$ 10,109